Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Expenses by Nature

	Year ended March 31,
	2017		2018		2019
Employee compensation	₹	268,081	₹	272,223	₹	299,774
Sub-contracting/ technical fees		82,747		84,437		94,725
Cost of hardware and software		27,216		18,985		13,567
Travel		20,147		17,399		17,768
Facility expenses		19,297		21,044		22,213
Depreciation, amortization and impairment *		23,107		21,124		19,474
Communication		5,370		5,353		4,561
Legal and professional fees		4,957		4,690		4,361
Rates, taxes and insurance		2,261		2,400		1,621
Marketing and brand building		2,936		3,140		2,714
Lifetime expected credit loss and provision for deferred contract cost **		2,427		6,565		980
Miscellaneous expenses ***		5,836		4,705		11,736

Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	464,382	₹	462,065	₹	493,494

*

Depreciation, amortization and impairment includes impairment on certain software platform and intangible assets recognized on acquisitions, amounting to ₹ 3,056, ₹ 643, ₹ 2,318, for the year ended March 31, 2017, 2018 and 2019, respectively.

**

Consequent to insolvency of two of our customers, the Company has recognized provision of ₹ 4,612 for impairment of receivables and deferred contract cost. ₹ 416 and ₹ 4,196 of these provisions have been included in cost of revenue and General and administrative expenses, respectively for the year ended March 31, 2018.

***	Miscellaneous expenses for the year ended March 31, 2019, includes an amount of ₹ 5,141 ($ 75) paid to National Grid on settlement of a legal claim against the Company.